Loss Per Share - Weighted average numbers of ordinary shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share
Weighted average numbers of ordinary shares outstanding	100,884,316	96,855,134	103,450,186
Restricted shares
Loss Per Share
Weighted average numbers of ordinary shares outstanding		4,051,753	1,358,110
Outstanding weighted average options granted
Loss Per Share
Weighted average numbers of ordinary shares outstanding	43,876,236	55,132,378	56,768,907
Convertible notes
Loss Per Share
Weighted average numbers of ordinary shares outstanding	57,008,080	37,671,003	45,323,169